FAIR VALUE OF FINANCIAL INSTRUMENTS (Tables)	6 Months Ended
Jun. 30, 2020
Fair Value Measurement [Abstract]
Financial assets classification
The following table provides the details of financial instruments and their associated classifications as at June 30, 2020:

(US$ MILLIONS)
MEASUREMENT BASIS	FVTPL	FVOCI	Amortized Cost	Total
Financial assets
Cash and cash equivalents	$—	$—	$2,138	$2,138
Accounts and other receivable, net (current and non-current)	—	—	4,745	4,745
Other assets (current and non-current) (1)	—	—	510	510
Financial assets (current and non-current) (2)	649	4,873	813	6,335
Total	$649	$4,873	$8,206	$13,728
Financial liabilities
Accounts payable and other (current and non-current) (3)	$444	$362	$8,570	$9,376
Borrowings (current and non-current)	—	—	22,455	22,455
Total	$444	$362	$31,025	$31,831
____________________________________

(1)	Excludes prepayments and other assets of $959 million.

(2)	Refer to Hedging Activities in Note 4(a) below.

(3)
Excludes provisions, decommissioning liabilities, deferred revenue, unearned premium reserve, work in progress, post-employment benefits, liabilities held for sale and various taxes and duties of $7,073 million.

The following table provides the allocation of financial instruments and their associated classifications as at December 31, 2019:

(US$ MILLIONS)
MEASUREMENT BASIS	FVTPL	FVOCI	Amortized Cost	Total
Financial assets
Cash and cash equivalents	$—	$—	$1,986	$1,986
Accounts and other receivable, net (current and non-current)	—	—	5,631	5,631
Other assets (current and non-current) (1)	—	—	577	577
Financial assets (current and non-current) (2)	883	4,612	748	6,243
Total	$883	$4,612	$8,942	$14,437
Financial liabilities
Accounts payable and other (3) (4)	$385	$159	$9,039	$9,583
Borrowings (current and non-current)	—	—	22,399	22,399
Total	$385	$159	$31,438	$31,982
____________________________________

(1)	Excludes prepayments, subrogation recoverable and other assets of $1,215 million.

(2)	Refer to Hedging Activities in Note 4(a) below.

(3)	Total financial assets include $3,832 million of assets pledged as collateral.

(4)
Excludes provisions, decommissioning liabilities, deferred revenue, unearned premium reserve, work in progress, post-employment benefits, liabilities held for sale and various taxes and duties of $6,913 million.

(US$ MILLIONS)	June 30, 2020	December 31, 2019
Current
Marketable securities	$948	$734
Restricted cash	400	172
Derivative contracts	134	176
Loans and notes receivable	71	66
Other financial assets (1)	46	—
Total current	$1,599	$1,148
Non-current
Marketable securities	$3,253	$3,435
Restricted cash	220	201
Derivative contracts	134	62
Loans and notes receivable	124	309
Other financial assets (1)	1,005	1,088
Total non-current	$4,736	$5,095
____________________________________

(1)	Other financial assets include secured debentures to homebuilding companies, asset-backed securities and preferred shares in our business services segment.

(US$ MILLIONS)	June 30, 2020	December 31, 2019
Current, net	$4,048	$4,808
Non-current, net
Accounts receivable	78	40
Retainer on customer contract	124	102
Billing rights	495	681
Total Non-current, net	$697	$823
Total	$4,745	$5,631

Financial liabilities classification
The following table provides the details of financial instruments and their associated classifications as at June 30, 2020:

(US$ MILLIONS)
MEASUREMENT BASIS	FVTPL	FVOCI	Amortized Cost	Total
Financial assets
Cash and cash equivalents	$—	$—	$2,138	$2,138
Accounts and other receivable, net (current and non-current)	—	—	4,745	4,745
Other assets (current and non-current) (1)	—	—	510	510
Financial assets (current and non-current) (2)	649	4,873	813	6,335
Total	$649	$4,873	$8,206	$13,728
Financial liabilities
Accounts payable and other (current and non-current) (3)	$444	$362	$8,570	$9,376
Borrowings (current and non-current)	—	—	22,455	22,455
Total	$444	$362	$31,025	$31,831
____________________________________

(1)	Excludes prepayments and other assets of $959 million.

(2)	Refer to Hedging Activities in Note 4(a) below.

(3)
Excludes provisions, decommissioning liabilities, deferred revenue, unearned premium reserve, work in progress, post-employment benefits, liabilities held for sale and various taxes and duties of $7,073 million.

The following table provides the allocation of financial instruments and their associated classifications as at December 31, 2019:

(US$ MILLIONS)
MEASUREMENT BASIS	FVTPL	FVOCI	Amortized Cost	Total
Financial assets
Cash and cash equivalents	$—	$—	$1,986	$1,986
Accounts and other receivable, net (current and non-current)	—	—	5,631	5,631
Other assets (current and non-current) (1)	—	—	577	577
Financial assets (current and non-current) (2)	883	4,612	748	6,243
Total	$883	$4,612	$8,942	$14,437
Financial liabilities
Accounts payable and other (3) (4)	$385	$159	$9,039	$9,583
Borrowings (current and non-current)	—	—	22,399	22,399
Total	$385	$159	$31,438	$31,982
____________________________________

(1)	Excludes prepayments, subrogation recoverable and other assets of $1,215 million.

(2)	Refer to Hedging Activities in Note 4(a) below.

(3)	Total financial assets include $3,832 million of assets pledged as collateral.

(4)
Excludes provisions, decommissioning liabilities, deferred revenue, unearned premium reserve, work in progress, post-employment benefits, liabilities held for sale and various taxes and duties of $6,913 million.

Carrying and fair values of financial assets
The following table categorizes financial assets and liabilities, which are carried at fair value, based upon the level of input as at June 30, 2020 and December 31, 2019:

	June 30, 2020			December 31, 2019
(US$ MILLIONS)	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Financial assets
Common shares	$367	$—	$116	$255	$—	$—
Corporate and government bonds	—	3,720	—	—	3,914	—
Derivative assets	10	258	—	4	234	—
Other financial assets (1)	337	412	302	401	400	287
Total	$714	$4,390	$418	$660	$4,548	$287
Financial liabilities
Derivative liabilities	$7	$785	$—	$18	$489	$—
Other financial liabilities	—	—	14	—	—	36
Total	$7	$785	$14	$18	$489	$36
____________________________________

(1)
Other financial assets include secured debentures to homebuilding companies, asset-backed securities and preferred shares in our business services segment. Level 1 other financial assets are primarily preferred shares. Level 2 other financial assets are primarily asset-backed securities and Level 3 financial assets are primarily secured debentures to homebuilding companies.

The following table presents the change in the balance of financial assets and financial liabilities classified as Level 3 as at June 30, 2020 and December 31, 2019:

(US$ MILLIONS)	June 30, 2020	December 31, 2019
Balance at beginning of year	$251	$230
Fair value change recorded in net income	3	8
Fair value change recorded in other comprehensive income	(12)	—
Net additions (disposals)	162	13
Balance at end of period	$404	$251

Carrying and fair values of financial liabilities
The following table categorizes financial assets and liabilities, which are carried at fair value, based upon the level of input as at June 30, 2020 and December 31, 2019:

	June 30, 2020			December 31, 2019
(US$ MILLIONS)	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Financial assets
Common shares	$367	$—	$116	$255	$—	$—
Corporate and government bonds	—	3,720	—	—	3,914	—
Derivative assets	10	258	—	4	234	—
Other financial assets (1)	337	412	302	401	400	287
Total	$714	$4,390	$418	$660	$4,548	$287
Financial liabilities
Derivative liabilities	$7	$785	$—	$18	$489	$—
Other financial liabilities	—	—	14	—	—	36
Total	$7	$785	$14	$18	$489	$36
____________________________________

(1)
Other financial assets include secured debentures to homebuilding companies, asset-backed securities and preferred shares in our business services segment. Level 1 other financial assets are primarily preferred shares. Level 2 other financial assets are primarily asset-backed securities and Level 3 financial assets are primarily secured debentures to homebuilding companies.

The following table presents the change in the balance of financial assets and financial liabilities classified as Level 3 as at June 30, 2020 and December 31, 2019:

(US$ MILLIONS)	June 30, 2020	December 31, 2019
Balance at beginning of year	$251	$230
Fair value change recorded in net income	3	8
Fair value change recorded in other comprehensive income	(12)	—
Net additions (disposals)	162	13
Balance at end of period	$404	$251